FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Due in 1 year	$ 121,608
Due in 2 years	154,240
Due in 3 years	57,316
Due in 4 years	19,790
Available-for-sale	$ 352,954	$ 322,151